Cover	Sep. 22, 2026
Cover [Abstract]
Entity Registrant Name	VolitionRx Limited
Entity Central Index Key	0000093314
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 22, 2026
Entity File Number	001-36833
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	91-1949078
Entity Address Address Line 1	1489 West Warm Springs Road
Entity Address Address Line 2	Suite 110
Entity Address City Or Town	Henderson
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89014
City Area Code	512
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	774-8930
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	VNRX
Security Exchange Name	NYSE